S000088578 [Member] Investment Risks - iShares iBonds 1-5 Year High Yield and Income Ladder ETF	Oct. 31, 2025
Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders.

Investment in Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment in Underlying Fund Risk. The Fund invests in the Underlying Funds, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Funds, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Funds.

Market Risks [Member]
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Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

Index Related Risk [Member]
Prospectus [Line Items]
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Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition. Because the Index Provider is relatively new to the creation of indexes, these risks may be greater with respect to the Underlying Index than in the case of an index maintained by a long-standing index provider.

Asset Class Risk [Member]
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Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.

Assets Under Management AUM Risk [Member]
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Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined below in Authorized Participant Concentration Risk), a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, or another fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.

Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may “call” or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields, which would result in a decline in the Fund's income, or in instruments with greater risks or with other less favorable features.

Concentration Risk [Member]
Prospectus [Line Items]
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.

Consumer Goods and Services Companies Risk [Member]
Prospectus [Line Items]
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Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.

Income Risk [Member]
Prospectus [Line Items]
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Income Risk. The Fund’s income may decline due to falling interest rates or other factors. This can occur because the Fund may be required to invest in lower-yielding bonds when a bond in the Fund’s portfolio matures, is near maturity, is called or is prepaid, when bonds in the Underlying Index are substituted, or when the Fund otherwise needs to purchase additional bonds. The Index Provider’s substitution of bonds in the Underlying Index may occur, for example, when the time to maturity for the bond no longer matches the Underlying Index’s stated maturity guidelines.

Issuer Risk [Member]
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Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.

Management Risk [Member]
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Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.

Market Trading Risk [Member]
Prospectus [Line Items]
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.

Operational and Technology Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.

Reinvestment Risk [Member]
Prospectus [Line Items]
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Reinvestment Risk. The Fund may invest a portion of its assets in short-term fixed-income instruments and, as a result, may be adversely affected if interest rates fall because it may have to invest in lower-yielding instruments as bonds in the Fund's portfolio mature.

Risk of Investing in the U S [Member]
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Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

Securities Lending Risk [Member]
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Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Small Fund Risk [Member]
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Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund’s performance near its inception date may not represent how the Fund will perform in the future or with a larger asset base. A Fund that holds fixed-income securities may buy smaller-sized bonds known as “odd lots,” which may be purchased or sold at a discount to similar “round lot” bonds. The prices used by the Fund may differ from the value that would be realized if these securities were sold, and the impact of such pricing differences on a Fund’s performance may be heightened when the Fund’s size is small. In addition, the Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. Any resulting liquidation of the Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Tracking Error Risk [Member]
Prospectus [Line Items]
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Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. Until the Fund reaches greater scale, it may experience higher tracking error than is typical for similar index ETFs. To the extent that the Fund seeks to achieve its investment objective through investments in the Underlying Funds, the Fund may experience increased tracking error as compared to investing directly in the securities or other assets included in the underlying indexes of the Underlying Funds. A Fund that tracks an index where high yield securities are an investment focus may experience higher tracking error than ETFs that do not track such indexes.

Valuation Risk [Member]
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Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High Yield Securities Risk. Debt securities that are rated below investment grade (commonly referred to as “junk bonds”) and debt securities that are unrated are generally considered to be speculative. Compared to higher-quality debt securities, high yield securities are subject to a greater risk of default, illiquidity, price volatility and valuation uncertainty. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, prepayment risk, and lack of publicly available information.

Illiquid Investments Risk [Member]
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Risk [Text Block]
Illiquid Investments Risk. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. To the extent the Fund holds illiquid investments, the illiquid investments may reduce its returns because the Fund may be unable to transact at advantageous times or prices. In addition, if the Fund is limited in its ability to sell illiquid investments during periods when shareholders are redeeming their shares, it will need to sell liquid securities to meet redemption requests and illiquid securities will become a larger portion of the Fund’s holdings. During periods of market volatility, liquidity in the market for Fund shares may be impacted by the liquidity in the market for the underlying securities or other assets held by the Fund, which could lead to Fund shares trading at a premium or discount to the Fund’s NAV.

Industrial Companies Risk [Member]
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Risk [Text Block]
Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.

Privately Issued Securities Risk [Member]
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Risk [Text Block]
Privately Issued Securities Risk. Privately issued securities are securities that have not been registered under the Securities Act of 1933, as amended (the “1933 Act”). Such securities typically are subject to legal restrictions on resale and generally are not traded in established public markets. As a result, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities, may be subject to wide fluctuations in value and may have higher transaction costs. There can be no assurance that a trading market will exist at any time for any particular privately issued security. Difficulty in selling such securities at a desirable time or price may result in a loss to the Fund.

Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security may be unable or unwilling, or may be perceived as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. The credit rating assigned to a security or its issuer does not necessarily reflect the issuer’s current financial condition or an investment’s volatility or liquidity. An actual or perceived decline in an issuer’s creditworthiness may result in a decrease in the value and liquidity of its securities as well as greater price volatility, which may make it difficult to sell the securities. The Fund may be adversely affected if an investment that it holds experiences a downgrade or a default.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Member]
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Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that, compared with funds that are classified as “diversified,” the Fund may invest a greater percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund's performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.